[Wells Fargo Advantage Funds Letterhead]

November 16, 2012

Via EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:       Wells Fargo Funds Trust
Registration Nos. 333-74295; 811-09253

Ladies and Gentlemen:

In connection with the registration of Wells Fargo Funds Trust (the “Trust”) as an investment company under the Investment Company Act of 1940 (the “1940 Act”), and the issuance of shares by it under the Securities Act of 1933, as amended (the “1933 Act”), we are transmitting herewith for filing, pursuant to Rule 485(a) of the 1933 Act  (the “Rule”) and Regulation S-T, the Trust’s Post-Effective Amendment No. 266 to its Registration Statement under the 1933 Act and Amendment No. 267 to its Registration Statement under the 1940 Act on Form N-1A for the purpose adding the following new series, Wells Fargo Advantage Strategic Income Fund and Wells Fargo Advantage High Yield Municipal Bond Fund.

If you have any questions or require additional information to assist you in your review of this filing, please contact Brian Montana at 617-210-3662.

Very truly yours,

/s/ Brian Montana

Brian Montana
Senior Counsel